SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES (Series C preferred shares)	12 Months Ended
Dec. 31, 2013
Series C preferred shares
SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES
SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES

11.          SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES

On September 28, 2010, the Company issued a total of 9,651,565 convertible redeemable preferred shares (“Series C preferred shares”) with par value of $0.000067 per share to third party investors for cash proceeds of $35,000, at an issuance price of $3.626 per Series C preferred share.

The Company determined that there was no beneficial conversion feature attributable to the Series C preferred shares because the initial and subsequent adjusted conversion price of Series C preferred shares was higher than the fair value of the Company’s ordinary shares on the issue date of Series C preferred shares. The Company accreted changes in the redemption value over the period from the date of issuance to the earliest redemption date of the security.

In June 2013 upon the completion of the Company’s IPO, the 9,651,565 Series C preferred shares were converted into 9,651,565 ordinary shares of the Company.

Key terms of the Series C preferred shares when they were outstanding did not differ from those of Series A and Series B preferred shares except redemption right which is summarized as follows:

Redemption

During a period of ten years after the fourth year anniversary of the Series C preferred shares issue date, the holders of Series C preferred shares would have the right to redeem the Series C preferred shares.

The redemption price of each Series C preferred shares would be equal to, subject to adjustment for combinations, consolidations, subdivisions, share splits, share dividends or the like with respect to such share, the sum of:

(i)            the Series C preferred share issuance price; plus,

(ii)           8% compound interest per annum on the Series C preferred share issuance price for each Series C preferred share accreted over the period from the date of issuance to the earliest redemption date of the security; plus, all accrued but unpaid dividends per Series C preferred share.

Below is the movement in the carrying value of the Series C preferred shares.

	2012	2013

Balance on January 1	$38,500	$41,471
Accretion to redemption value of Series C preferred shares	2,971	1,621
Conversion of Series C preferred shares upon IPO	—	(43,092)
Balance on December 31	$41,471	$—